Reserves - Disclosure of Outstanding Share Purchase Options (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Fair value per option granted | $ / shares	$ 23.9		$ 13.39
Fair value of options issued during the year | $		$ 3		$ 3